CONDENSED CONSOLIDTED BALANCE SHEETS STATEMENT - Scenario, Unspecified [Domain] - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 20,179	$ 14,165
Due from Affiliates	13,950	11,630
Prepaid expenses and other current assets	303	397
Total current assets	34,432	26,192
Property, plant and equipment, net	146,900	146,867
Marketable securities	234,939	234,930
Other assets, net	1,991	2,152
Total assets	418,262	410,141
Due to Affiliate	2,922	3,223
Current liabilities:
Accounts payable and accrued liabilities	1,504	1,498
Total current liabilities	4,426	4,721
Long-term debt	510,000	510,000
Other long-term liabilities	0	0
Total liabilities	$ 514,426	$ 514,721
Commitments and contingencies (Note 8)
Equity [Abstract]
Net investment - Predecessor	$ 15,838	$ 15,713
Partners' Capital	(96,164)	(104,580)
Total liabilities and equity	418,262	410,141
Subordinated Units [Member]
Equity [Abstract]
Partners' Capital	(286,070)	(288,875)
Limited Partner, Public [Member] | Common Units [Member]
Equity [Abstract]
Partners' Capital	340,000	336,369
Limited Partner, Affiliate [Member] | Common Units [Member]
Equity [Abstract]
Partners' Capital	(165,932)	(167,787)
PBF LLC [Member] | Subordinated Units [Member]
Equity [Abstract]
Partners' Capital	(286,070)	(288,875)
PBF LLC [Member] | Limited Partner, Public [Member] | Common Units [Member]
Equity [Abstract]
Partners' Capital	340,000	336,369
PBF LLC [Member] | Limited Partner, Affiliate [Member] | Common Units [Member]
Equity [Abstract]
Partners' Capital	(165,932)	(167,787)
PBF LLC [Member] | Limited Partner, Affiliate [Member] | Subordinated Units [Member]
Equity [Abstract]
Partners' Capital	$ (286,070)	$ (288,875)